Significant Accounting Policies - Consolidation, Cash and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 02, 2021
Significant Accounting Policies
Amount insured by Federal Deposit Insurance Corporation	$ 250,000
Cash and Restricted Cash
Unrestricted	17,537	$ 140,478	$ 5,301
Restricted	$ 920	$ 356	$ 54